Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [Table]
Additions	€ 715	€ 277
Other provisions	995	691	€ 688
Other provisions, Amount expected to be settled within twelve months	417	139
Credit replacement facilities [Member]
Disclosure of Provisions [Table]
Other provisions	34	17
Non credit replacement facilities [Member]
Disclosure of Provisions [Table]
Other provisions	114	€ 75
Compensation of Dutch retail customers [Member]
Disclosure of Provisions [Table]
Additions	€ 180